10 NET INCOME (LOSS) PER SHARE (Details Narrative) - shares	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015
Accounting Policies [Abstract]
Share-based awards outstanding	1,446,369	223,189
Share-based awards available	553,631
Number of options granted for purchase to employees	83,189	83,189	755,500
Restricted stock units granted		83,189